INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES NET

Inventories, net consisted of the following at:

	June 30, 2026	December 31, 2025
Finished products	$165,923	$319,131
Raw materials	483,000	472,863
Work in progress	158,661	146,470
Inventory, gross	807,584	938,464
Allowance for obsolete inventory	(20,105)	(20,105)
Total inventory, net	$787,479	$918,359

Inventories consisted of the following at:

	December 31, 2025	December 31, 2024 (Restated)
Finished products	$319,131	$275,617
Raw materials	472,863	1,588,930
Work in progress	146,470	1,540
Inventory, gross	938,464	1,866,087
Allowance for obsolete inventory	(20,105)	(20,105)
Total inventory	$918,359	$1,845,982